Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employee Restricted Equity Awards Y		Dec. 31, 2011 Employee Restricted Equity Awards		Dec. 31, 2010 Employee Restricted Equity Awards		Dec. 31, 2012 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2011 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2010 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2012 Employee Restricted Equity Awards Performance Based Restricted Equity Awards	Jan. 31, 2013 Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	2,680,229	[1],[2]	2,483,461	[1],[2]	2,841,400	[1],[2]	440,029	55,288	134,644
Weighted average grant date fair value	$ 19.11	[2]	$ 20.03	[2]	$ 17.50	[2]	$ 0	$ 0	$ 0
Equity awards target amount										3,393,981
Equity awards to vest										4,404,766
Unrecognized compensation cost related to unvested equity awards	$ 86.3
Period of recognition of compensation expense related to unvested equity awards (years)	2.2
Shares reserved under expired plan											2,438,119

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.